Acquired Intangible Assets, Net (Indefinite-lived intangible assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived, intangible assets	$ 2,571,000	$ 1,648,000
Less: Impairment loss	(1,337,000)	(478,000)
Acquired intangible assets, net	1,234,000	1,170,000
Impairment loss on indefinite-lived intangible assets	841,000	197,000	0
Domain names [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived, intangible assets	371,000	360,000
Less: Impairment loss	(288,000)	(281,000)
Trademarks [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived, intangible assets	2,200,000	1,288,000
Less: Impairment loss	$ (1,049,000)	$ (197,000)